Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	Intangible Assets, net
Intangible asset is comprised of following:

		2021			2020
	Weighted average amortization period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(in years)	(US$ thousand)
Developed technology (Note 3)	5	$4,169	$(705)	$3,464	$213	$(4)	$209
Customer relationships (Note 3)	3	4,172	(1,159)	3,013	—	—	—
Others	5	335	(115)	220	—	—	—

Total	4	$8,676	$(1,979)	$6,697	$213	$(4)	$209

Amortization expense was

US$2.0 million for the year ended December 31, 2021. As of December 31, 2021, the Company will record estimated amortization expenses of US$2.3 million, US$2.3 million, US$1.1 million
,
US$0.8 million and US$0.1 million for the years ending December 31, 2022, 2023, 2024, 2025 and 2026, respectively.